Carbon credits, Summary (Q2) (Details) - Carbon Credits [Member] - USD ($)		6 Months Ended
	Nov. 06, 2024	Jan. 31, 2025
Business Combination [Abstract]
Shares issued (in shares)	3,249,876
Fair value of shares issued	$ 1,982,424
Stop-loss Provision [Abstract]
Stop-loss provision, received		$ 1,024,713
Deposit on Carbon Credits [Abstract]
Consideration paid for future delivery		$ 667,903
Minimum [Member]
Stop-loss Provision [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares		12 months
Maximum [Member]
Stop-loss Provision [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares		18 months